Schedule of Investments (unaudited) April 30, 2019	iShares® Core Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 21.3%
iShares Core S&P 500 ETF(a)	682,186	$201,886,125
iShares Core S&P Mid-Cap ETF(a)	72,412	14,257,198
iShares Core S&P Small-Cap ETF(a)	78,275	6,272,175

		222,415,498

Domestic Fixed Income — 51.0%
iShares Core Total USD Bond Market ETF(a)	10,564,780	534,260,925

International Equity — 18.6%
iShares Core MSCI Emerging Markets ETF(a)(b)	825,719	43,630,992
iShares Core MSCI International Developed Markets ETF(a)	2,710,933	150,971,859

		194,602,851

International Fixed Income — 9.0%
iShares Core International Aggregate Bond ETF(a)(b)	1,767,782	94,434,914

Total Investment Companies — 99.9% (Cost: $1,012,035,866)		1,045,714,188

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(a)(c)(d)	37,987,711	38,002,906

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(c)	885,780	$885,780

		38,888,686

Total Short-Term Investments — 3.7% (Cost: $ 38,888,685)		38,888,686

Total Investments in Securities — 103.6% (Cost: $ 1,050,924,551)		1,084,602,874

Other Assets, Less Liabilities — (3.6)%		(37,967,758)

Net Assets — 100.0%		$1,046,635,116

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,292,283	26,695,428	(a)	—		37,987,711	$38,002,906	$93,247	(b)	$8,447	$ (1,131)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,729,969	—		(844,189	)(a)	885,780	885,780	42,003		—	—
iShares Core International Aggregate Bond ETF	1,573,105	913,559		(718,882)		1,767,782	94,434,914	3,182,682		619,560	972,585
iShares Core MSCI Emerging Markets ETF	548,064	598,923		(321,268)		825,719	43,630,992	782,315		1,261,705	(956,581)
iShares Core MSCI International Developed Markets ETF	2,380,966	1,584,850		(1,254,883)		2,710,933	150,971,859	1,607,413		1,366,589	(2,170,331)
iShares Core S&P 500 ETF	616,952	368,411		(303,177)		682,186	201,886,125	3,029,369		17,015,171	(5,450,579)
iShares Core S&P Mid-Cap ETF	72,839	51,080		(51,507)		72,412	14,257,198	153,000		261,869	(250,919)
iShares Core S&P Small-Cap ETF	83,964	62,836		(68,525)		78,275	6,272,175	74,000		765,165	(937,375)
iShares Core Total USD Bond Market ETF	9,358,473	5,282,088		(4,075,781)		10,564,780	534,260,925	11,467,701		1,432,748	12,613,294

							$1,084,602,874	$20,431,730		$22,731,254	$3,818,963

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Moderate Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,045,714,188	$—	$—	$1,045,714,188
Money Market Funds	38,888,686	—	—	38,888,686

	$1,084,602,874	$—	$—	$1,084,602,874

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